SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Line Items]
Consideration received for disposal of Lucky Strike project (Note 3(ii))	$ 4,657,482
Shares issued pursuant to acquisition of exploration and evaluation assets	203,979	$ 194,834
Right-of-use assets and liabilities	151,527	152,501
Property and equipment included in accounts payable and accrued liabilities		306,400
Share issuance costs included in accounts payable and accrued liabilities	9,850	296,106
Cash received for interest	$ 2,715,926	$ 1,220,279